RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Remote Intelligence [Member]
Loans payable	$ 226,247	$ 226,247
Wildlife Specialists [Member]
Loans payable	135,500	135,500
Optilan [Member]
Directors fees	$ 0	$ 0